Balance Sheet Detail	12 Months Ended
Dec. 31, 2021
Supplemental Balance Sheet Disclosures [Abstract]
Balance Sheet Detail
(4)	Balance Sheet Detail

(a)	Fair Value of Financial Instruments
The Company uses a three-level hierarchy, which prioritizes, within the measurement of fair value, the use of market-based information over entity-specific information for fair value measurement based on the nature of inputs used in the valuation of an asset or liability as of the measurement date. Fair value focuses on an exit price and is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The inputs or methodology used for valuing financial instruments are not necessarily an indication of the risk associated with those financial instruments.
The three-level hierarchy for fair value measurements is defined as follows:
Level
 1:
Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level
 2:
Inputs to the valuation methodology included quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3:
Inputs to the valuation methodology, which are significant to the fair value measurement, are unobservable.
An asset or liability’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
The following table summarizes the Company’s fair value hierarchy for its financial assets measured at fair value on a recurring bases as of December 31, 2021 and 2020:

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$1,609,919	$—	$—	$1,609,919

Total cash equivalents	$1,609,919	$—	$—	$1,609,919

Liabilities:
Public warrants	37,999	—	—	37,999
Private placement warrants	—	27,679	—	27,679
Earnout Shares liability	—	—	52,380	52,380

Total liabilities	$37,999	$27,679	$52,380	$118,058

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$387,464	$—	$—	$387,464

Total cash equivalents	$387,464	$—	$—	$387,464

The Public Warrants and Private Placement Warrants (see Note 8:
Derivative Liabilities
)
are measured at fair value on a recurring basis. The Public Warrants are valued based on the closing price of the publicly traded instrument. The Private Placement Warrants are valued using observable inputs for similar liabilities resulting in Level 2 classification.
The Earnout Shares liability (see Note 8:
Derivative Liabilities
) are measured at fair value on a recurring basis. The fair value was determined using a Monte Carlo simulation with a risk free rate of 1.60% and 1.52% and volatility of 50% and 50% as of November 3, 2021 and December 31, 2021, respectively.

(b)	Property and Equipment
Property and equipment consist of the following at December 31:

	2021	2020
Land	$13,503	$—
Furniture and fixtures	10,893	4,209
Test and lab equipment	11,984	3,787
Leasehold improvements	61,173	3,609
Computers and equipment	7,839	2,121
Computer software	3,321	1,941
Automobile	3,444	520
Buildings	1,040	—

	113,197	16,187
Less accumulated depreciation and amortization	(19,680)	(5,290)

Total property and equipment, net	$93,517	$10,897

(c)	Other Assets
Other assets consist of the following at December 31:

	2021	2020
Long-term prepaid expenses and other assets	$4,631	$15,507
Equity method investment	16,088	—
Security deposits	331	124

Total other assets	$21,050	$15,631

(d)	Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of the following at December 31:

	2021	2020
Accrued expenses	$16,074	$3,412
Accrued compensation	51,401	13,938
Other	2,531	1,418

Total accrued expenses and other current liabilities	$70,006	$18,768